SPECIAL ITEMS, NET - Schedule of special items, net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Mar. 31, 2021	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SPECIAL ITEMS, NET
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Successor
CARES Act grant recognition	$ (4,831)	$ (32,208)			$ (62,312)
CARES Act employee retention credit		(334)			(2,328)
Contractual obligations for retired technology						$ 7,578
Sale of airport slot rights						(1,200)
Sun Country Rewards program modifications				$ (8,463)
Early-out payments and other outsourcing expenses			$ 271	1,757
Aircraft purchase impacts		5,664
Other		7			77	714
Total Special Items, net		$ (26,871)	$ 271	$ (6,706)	$ (64,563)	$ 7,092